Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2014
Other Borrowed Money [Abstract]
Other Borrowed Money	Other borrowed money at December 31 is summarized as follows:
	2014	2013

Federal Home Loan Bank Advances	$40,000,000	$40,000,000

Aggregate stated maturities of other borrowed money	The aggregate stated maturities of other borrowed money at December 31, 2014 are as follows:
Year	Amount

2015	$-
2016	-
2017	9,000,000
2018	20,500,000
2019 and Thereafter	10,500,000

$40,000,000